Financial instruments carried at fair value - Recognition of trade date profit (Detail) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Financial Instruments carried at Fair Value [Abstract]
Balance, beginning of year		€ 866	€ 691
New trades during the period		268	215
Amortization		(147)	(118)
Matured trades		(101)	(35)
Subsequent move to observability	[1]	(69)	(26)
Exchange rate changes		1	(5)
Balance, end of period		€ 818	€ 723

[1]	This includes situations where an input remains unobservable but has become insignificant in relation to the deferred trade date profit in periods subsequent to the trade date